SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) 10K (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Interest income	$ 12,397,370	$ 12,157,202	$ 11,374,645	$ 11,498,081	$ 12,117,382	$ 12,707,194	$ 13,176,256	$ 13,612,790
Interest expense	1,314,003	1,280,061	1,313,168	1,322,825	1,406,250	1,545,575	1,687,527	1,805,452	5,230,057	6,444,804	8,677,801
Net interest income	11,083,367	10,877,141	10,061,477	10,175,256	10,711,132	11,161,619	11,488,729	11,807,338	42,197,241	45,168,818	47,030,491
Provision for loan losses	310,000	200,000	500,000	200,000	6,850,000	1,800,000	1,375,000	2,065,000	1,210,000	12,090,000	14,450,000
Net interest income after provision for loan losses	10,773,367	10,677,141	9,561,477	9,975,256	3,861,132	9,361,619	10,113,729	9,742,338	40,987,241	33,078,818	32,580,491
Non-interest income	2,620,296	2,595,603	1,853,750	2,472,162	4,504,483	4,913,580	4,635,892	4,716,128	9,541,811	18,770,083	15,703,708
Non-interest expense	8,438,941	8,886,142	8,237,632	8,700,392	9,481,956	8,797,381	9,105,717	9,858,192	34,263,107	37,243,246	34,191,284
Income before income taxes	4,954,722	4,386,602	3,177,595	3,747,026	(1,116,341)	5,477,818	5,643,904	4,600,274	16,265,945	14,605,655	14,092,915
Income tax benefit	1,531,979	1,381,966	1,074,428	1,244,210	(537,326)	1,869,647	1,991,730	1,472,545	5,232,583	4,796,596	4,263,227
Net income	3,422,743	3,004,636	2,103,167	2,502,816	(579,015)	3,608,171	3,652,174	3,127,729	11,033,362	9,809,059	9,829,688
Income available to common shares	3,296,336	2,804,241	1,914,984	2,207,549	(941,895)	3,262,705	3,246,407	2,722,270	10,223,110	8,289,487	8,145,658
Basic earnings per common share (in dollars per share)	$ 0.28	$ 0.25	$ 0.17	$ 0.20	$ (0.09)	$ 0.30	$ 0.30	$ 0.25	$ 0.92	$ 0.76	$ 0.76
Diluted earnings per common share (in dollars per share)	$ 0.27	$ 0.25	$ 0.17	$ 0.20	$ (0.08)	$ 0.29	$ 0.29	$ 0.25	$ 0.88	$ 0.74	$ 0.74
Weighted average common shares outstanding - basic (in shares)	11,671,891	11,023,167	10,969,484	10,948,781	10,922,253	10,914,913	10,916,522	10,815,633	11,154,695	10,892,136	10,679,091
Weighted average common shares outstanding - diluted (in shares)	12,095,294	11,418,794	11,357,212	11,220,002	11,124,759	11,147,049	11,136,801	11,066,355	11,570,033	11,132,941	10,993,862
Parent Company [Member]
Interest income									122,237	126,633	131,051
Interest expense									677,189	509,437	541,727
Net interest income									(554,952)	(382,804)	(410,676)
Non-interest income									210,283	169,122	1,042,468
Non-interest expense									771,664	829,460	746,278
Income before income taxes									(1,116,333)	(1,043,142)	(115,486)
Income tax benefit									(373,518)	(337,717)	(34,936)
Net income									11,033,362	9,809,059	9,829,688
Income available to common shares									$ 10,223,110	$ 8,289,487	$ 8,145,658